SHAREHOLDERS’ EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023
Equity [Abstract]
SHAREHOLDERS’ EQUITY (DEFICIT)

Note 11: SHAREHOLDERS’ EQUITY (DEFICIT)

Common Stock

The Company has 300,000,000 shares of common stock authorized with a par value of $0.001 per share. As of October 31, 2023 and April 30, 2023, the Company had 2,372,803 and 338,579 shares of common stock issued and outstanding, respectively.

For the period May 1, 2023 through July 31, 2023, the Company issued 189,718 shares of common stock to ambassadors under their agreements (188), to vendors in settlement of accounts payable (67,500), for settlement with former owners of FSS (1,350), for the exercise of warrants (27,000) and to satisfy the profit guarantee on a note (93,680).

For the period August 1, 2023 through October 31, 2023, the Company issued 1,844,506 shares of common stock for services rendered (13,707), for settlement with former owners of Gameface and the remaining contingent consideration (1,964), for the exercise of warrants (1,708,152) and to satisfy the profit guarantee on a note (85,000). In addition, we issued 35,683 to satisfy our requirement under the 1 for 40 reverse split that occurred in this time period.

Equity Transactions During the Year Ended April 30, 2023

The Company has issued an aggregate of 151,579 shares of its common stock consisting of the following:

On June 15, 2022, the Company issued 109,737 shares of common stock to the Convertible Noteholders upon conversion of convertible notes.

On June 15, 2022, the Company issued 26,219 shares to investors who participated in the Company’s Nasdaq uplist round.

On June 27, 2022, the Company issued 625 shares of common stock to Gabriel Goldman for consulting services performed in the first quarter of calendar 2022. Gabriel Goldman became a director of the Company on June 15, 2022.

On June 27, 2022, the Company issued 14,960 shares of common stock to the former Gameface shareholders in connection with the purchase of Gameface.

On August 25, 2022, the Company issued 750 shares of common stock to Midcity Capital Ltd (“Midcity”) pursuant to a cashless conversion of warrants Midcity received from its warrant agreement with the Company dated March 2020.

On September 28, 2022, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with a single institutional investor (the “Investor”) for the issuance and sale of (i) 25,463 shares of common stock and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase an aggregate of 295,050 shares of its common stock, together with accompanying common stock warrants, at a combined purchase price of $15.60 per share of the common stock and associated common stock warrant and $15.596 per Pre-Funded Warrant and associated common stock warrants for an aggregate amount of approximately $5.0 million (the “Offering”). The Pre-Funded Warrants have an exercise price of $0.0004 per share of common stock and are exercisable until the Pre-Funded Warrants are exercised in full. The shares of common stock and Pre-Funded Warrants were sold in the offering together with common stock warrants to purchase 320,513 shares of common stock at an exercise price of $15.60 per share and a term of five years following the initial exercise date (the “5-Year Warrants”) and 641,026 common stock warrants to purchase 641,026 shares of common stock at an exercise price of $17.20 per share and a term of seven and one half years (the “7.5-Year Warrants”) following the initial exercise date (collectively, the “Warrants”). The Warrants issued in the Offering contain variable pricing features. The Warrants and Pre-Funded Warrants will be exercisable beginning on the date stockholder approval is received and effective allowing exercisability of the Warrants and Pre-Funded Warrants under Nasdaq rules. Net proceeds to the Company were $4,549,882.

On October 12, 2022, the Company issued 48,098 shares of common stock, on November 21, 2022 issued 675 shares of common stock and January 26, 2023 issued 6,993 shares of common stock in connection with the acquisition of PlaySight.

On January 26, 2023, the Company issued 150 shares of common stock for services rendered to their ambassadors.

The Company granted the following warrants for the six months ended October 31, 2023:

The Company granted 50,000 warrants to a consultant for services valued at $50,873.

The Company granted their investor an additional 7,717,874 warrants as a result of our reset provisions in the warrant agreements dated September 28, 2022. The Company recognized an $11,398,589 charge to derivative expense as a result of this issuance.

The Company granted 169,196 warrants in the amended loan agreement on October 1, 2023.

Warrants Granted During the Year Ended April 30, 2023

On September 28, 2022, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with a single institutional investor (the “Investor”) for the issuance and sale of (i) 25,463 shares of common stock and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase an aggregate of 295,050 shares of its common stock, together with accompanying common stock warrants, at a combined purchase price of $15.60 per share of the common stock and associated common stock warrant and $15.596 per Pre-Funded Warrant and associated common stock warrants for an aggregate amount of approximately $5.0 million (the “Offering”). The Pre-Funded Warrants have an exercise price of $0.0004 per share of common stock and are exercisable until the Pre-Funded Warrants are exercised in full. The shares of common stock and Pre-Funded Warrants were sold in the offering together with common stock warrants to purchase 320,513 shares of common stock at an exercise price of $15.60 per share and a term of five years following the initial exercise date (the “5-Year Warrants”) and 641,026 common stock warrants to purchase 641,026 shares of common stock at an exercise price of $17.20 per share and a term of seven and one half years (the “7.5-Year Warrants”) following the initial exercise date (collectively, the “Warrants”). The Warrants issued in the Offering contain variable pricing features. The Warrants and Pre-Funded Warrants became exercisable beginning on the date stockholder approval was received and effective allowing exercisability of the Warrants and Pre-Funded Warrants under Nasdaq rules. The exercise price of the Warrants was reset in January 2023 to $8.84 per share and in October 2023 to $3.546 per share.

On January 6, 2023, the Company entered into a loan and security agreement (the “Loan and Security Agreement”) with one or more institutional investors (the “Lenders”) and Armistice Capital Master Fund Ltd. as agent for the Lenders (the “Agent”) for the issuance and sale of (i) a note in an aggregate principal amount of up to $2,000,000 (the “Note”) at 4.33% interest per annum unless in default, with the initial advance under the Loan and Security Agreement being $1,400,000 and (ii) warrants (the “Warrants”) to purchase a number of shares of common stock of the Company equal to 200% of the face amount of the Note divided by the closing price of the common stock of the Company on the date of the issuance of the Notes (collectively, the “Initial Issuance”). The closing price of the Company’s common stock on January 6, 2023, as reported by Nasdaq, was $0.221 per share (or 8.84 per share after adjusting for the 1-for-40 reverse stock split), so the Warrants in respect of the initial advance under the Note are exercisable for up to 452,489 shares of the Company’s common stock. The Warrants have an exercise price per share equal to the closing price of the common stock of the Company on the date of the issuance of the Note, or $8.84 per share and a term of five- and one-half (5½) years following the initial exercise date. The exercise price of the Warrants was reset in October 2023 to $1.90 per share. The initial exercise date of the Warrants was the date stockholder approval was received and effective allowing exercisability of the Warrants under Nasdaq rules. Pursuant to the terms of the Loan and Security Agreement, an additional advance of $600,000 was made to the Company under the Note which occurred on February 2, 2023. The Company’s obligations under the terms of the Loan and Security Agreement are fully and unconditionally guaranteed by all of the Company’s subsidiaries (the “Guarantors”).

Note 12: SHAREHOLDERS’ EQUITY (DEFICIT)

Common Stock

The Company has 300,000,000 shares of common stock authorized with a par value of $0.001 per share. As of April 30, 2023 and 2022, the Company had 338,579 and 104,871 shares of common stock issued and outstanding, respectively.

Equity Transactions During the Year Ended April 30, 2023

Since May 1, 2022, the Company has issued an aggregate of 151,579 shares of its common stock consisting of the following:

On June 15, 2022, the Company issued 109,740 shares of common stock to the Convertible Noteholders upon conversion of convertible notes.

On June 15, 2022, the Company issued 26,219 shares to investors who participated in the Company’s Nasdaq uplist round.

On June 27, 2022, the Company issued 625 shares of common stock to Gabriel Goldman for consulting services performed in the first quarter of calendar 2022. Gabriel Goldman became a director of the Company on June 15, 2022.

On June 27, 2022, the Company issued 14,960 shares of common stock to the former Gameface shareholders in connection with the purchase of Gameface.

On August 25, 2022, the Company issued 750 shares of common stock to Midcity Capital Ltd (“Midcity”) pursuant to a cashless conversion of warrants Midcity received from its warrant agreement with the Company dated March 2020.

On September 28, 2022, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with a single institutional investor (the “Investor”) for the issuance and sale of (i) 25,463 shares of common stock and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase an aggregate of 295,050 shares of its common stock, together with accompanying common stock warrants, at a combined purchase price of $15.60 per share of the common stock and associated common stock warrant and $15.596 per Pre-Funded Warrant and associated common stock warrants for an aggregate amount of approximately $5.0 million (the “Offering”). The Pre-Funded Warrants have an exercise price of $0.0004 per share of common stock and are exercisable until the Pre-Funded Warrants are exercised in full. The shares of common stock and Pre-Funded Warrants were sold in the offering together with common stock warrants to purchase 320,513 shares of common stock at an exercise price of $15.60 per share and a term of five years following the initial exercise date (the “5-Year Warrants”) and 641,026 common stock warrants to purchase 641,026 shares of common stock at an exercise price of $17.20 per share and a term of seven and one half years (the “7.5-Year Warrants”) following the initial exercise date (collectively, the “Warrants”). The Warrants issued in the Offering contain variable pricing features. The Warrants and Pre-Funded Warrants became exercisable beginning on the date stockholder approval was received and effective allowing exercisability of the Warrants and Pre-Funded Warrants under Nasdaq rules. The exercise price of the Warrants was reset in October 2023 to $3.55 per share. Net proceeds to the Company were $4,549,882.

On October 12, 2022, the Company issued 48,098 shares of common stock, on November 21, 2022 issued 675 shares of common stock and January 26, 2023 issued 6,994 shares of common stock in connection with the acquisition of PlaySight.

On January 26, 2023, the Company issued 150 shares of common stock for services rendered to their ambassadors.

Equity Transactions During the Year Ended April 30, 2022

On May 26, 2021, the Company issued 4,093 shares of its common stock for the conversion of related party notes payable (see Note 8). The fair value of the common stock was $6,220,000.

On June 23, 2021, the Company issued 1,350 shares of its common stock as partial consideration for the acquisition of Foundation Sports (see Note 5). The fair value of the total shares of common stock to be issued related to the acquisition was $3,550,000.

On July 6, 2021, the Company issued 126 shares of its common stock to two employees as compensation for services rendered in lieu of cash, which resulted in $187,803 in share-based compensation expense for the year ended April 30, 2022.

On July 11, 2021, the Company issued 47 shares of its common stock to a vendor as compensation for marketing and other services rendered, which resulted in $16,875 of operating expenses for the year ended April 30, 2022.

During the three months ended July 31, 2021, the Company granted an aggregate total of 228 shares of its common stock and equity options to purchase up to 150 shares (which are now expired) to six new brand ambassadors as compensation for services. The expense related to the issuance of the shares and equity options is being recognized over the service agreements, similar to the warrants and equity options issued to the four other brand ambassadors in the prior year. During the year ended April 30, 2022, the Company recognized $907,042 of operating expenses related to the shares, warrants and equity options granted to brand ambassadors.

On August 6, 2021, the Note payable holder exercised its right to convert its 5,500 outstanding warrants into 12,375 shares of common stock of the Company.

On August 6, 2021, the Company’s related party lender exercised its right to convert its 688 outstanding warrants and 17,304 common shares issuable into 17,992 shares of common stock of the Company.

On October 11, 2021, the Company issued 47 shares of its common stock to a vendor as compensation for marketing and other services rendered, which resulted in $16,875 of operating expenses during the year ended April 30, 2022.

On January 11, 2022, the Company issued 47 shares of its common stock to a vendor as compensation for marketing and other services rendered, which resulted in $16,874 of operating expenses during the year ended April 30, 2022.

During April 2022, the Company granted an aggregate total of 150 shares of its common stock to 6 new brand ambassadors as compensation for services. During the year ended April 30, 2022, the Company recognized $255,124 of operating expenses related to the shares granted to brand ambassadors.

Warrants Issued and Expensed During the Years Ended April 30, 2023 and 2022

On October 28, 2020, the Company granted 1,000 warrants to a service provider for advertising services over the next year. The warrants have an exercise price of $30 per share, a contractual life of 10 years from the date of issuance, and vest quarterly over a year from the grant date. The warrants were valued using a Black-Scholes option pricing model and the expense related to the issuance of the warrants is being recognized over the service agreement. The Company recognized $214,552 of operating expenses related to this agreement during the nine months ended January 31, 2022.

In accordance with the October 29, 2020 agreement with three members of the advisory board mentioned above, 1,152 warrants were issued during the year ended April 30, 2022. The warrants were valued using a Black-Scholes option pricing model on the grant date, which resulted in operating expenses of $67,500 and $87,656 during the nine months ended January 31, 2023 and year ended April 30, 2022, respectively.

On August 6, 2021, in connection with the Convertible Notes issuance the Company issued warrants to purchase up to 18.334 shares of common stock of the Company to the Purchasers.

On August 6, 2021, in connection with the Convertible Notes issuance the Company also granted the lead placement agent for the Offering 667 warrants that are exercisable for five years from August 6, 2021, at an exercise price of $1.90 (subject to adjustment as set forth in the Convertible Notes per the terms of the agreement) and are vested immediately. The warrants were valued using a Black-Scholes option pricing model on the grant date and the Company recognized $376,000 of operating expenses related to them during the year ended April 30, 2022.

On September 3, 2021, the Company granted an aggregate total of 2,525 warrants to key employees and officers of the Company as compensation. The warrants have an exercise price of $0.4 per share for 1,000,000 of the warrants and $1,368 for 10,000 of the warrants, a contractual life of 10 years from the date of issuance and are vested immediately upon grant. The warrants were valued using a Black-Scholes option pricing model on the grant date and the Company recognized $32,381,309 of share-based compensation expense related to them during the year ended April 30, 2022.

On February 2, 2022, in connection with the Gameface acquisition the Company issued warrants to purchase up to 1,196 shares of common stock of the Company.

On September 28, 2022, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with a single institutional investor (the “Investor”) for the issuance and sale of (i) 25,463 shares of common stock and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase an aggregate of 295,050 shares of its common stock, together with accompanying common stock warrants, at a combined purchase price of $15.60 per share of the common stock and associated common stock warrant and $15.596 per Pre-Funded Warrant and associated common stock warrants for an aggregate amount of approximately $5.0 million (the “Offering”). The Pre-Funded Warrants have an exercise price of $0.0004 per share of common stock and are exercisable until the Pre-Funded Warrants are exercised in full. The shares of common stock and Pre-Funded Warrants were sold in the offering together with common stock warrants to purchase 320,513 shares of common stock at an exercise price of $15.60 per share and a term of five years following the initial exercise date (the “5-Year Warrants”) and 641,026 common stock warrants to purchase 641,026 shares of common stock at an exercise price of $17.20 per share and a term of seven and one half years (the “7.5-Year Warrants”) following the initial exercise date (collectively, the “Warrants”). The Warrants issued in the Offering contain variable pricing features. The exercise price of the Warrants was reset in October 2023 to $3.55 per share.

The following represents a summary of the warrants:

	Year Ended April 30, 2023		Year Ended April 30, 2022
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	97,075	$444.50	47,633	$205.156

Granted	1,714,127	11.696	49,442	139.344
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	(18,750)	-	-	-
Ending balance	1,792,451	$34.208	97,075	$444.50
Intrinsic value of warrants	$2,344,529		$33,752,623
Weighted Average Remaining Contractual Life (Years)	6.45		6.50

As of April 30, 2023, 71,698,014 warrants are vested.